                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

[  ] Form 1O-K/SB   [  ] Form 11-K   [X] Form 10-Q/SB   [  ] Form N-SAR

For Period Ended: March 31, 2002

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR

For the Transition Period Ended: ____________________________________

     Read Attached  Instruction  Sheet Before  Preparing  Form.  Please Print or
     Type.

     Nothing in this form shall be  construed to imply that the  Commission  has verified any information contained herein.

     If the  notification  relates  to a portion of the  filing  checked  above, identify the Item(s) to which the notification relates:
     ------------------------------------------

Part I -

     Registrant  Information  Full  Name  of  Registrant:   ALEC  BRADLEY  CIGAR
     CORPORATION   Former   Name  if   Applicable:

     1750   N.W.   65th   Avenue
     ---------------------------------------------------------------------------
     Address of Principal Executive Office (Street and Number)

     Plantation, FL 33313
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     City, State and Zip Code

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without  unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b)  [Paragraph  23,047], the following should be completed. (Check box, if appropriate)

[X] (a) The  reasons  described  in  reasonable  detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form
10-K/SB,  Form 20-F,  11-K or Form N-SAR, or portion thereof will be filed on or before the  fifteenth  calendar day following  the  prescribed  due date; or the subject quarterly

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report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and [Amended in
Release No. 34- 26589  (Paragraph  72,435),  effective  April 12, 1989,  54 F.R.
10306.]

[ ] (c) The  accountant's  statement or other exhibit required by Rule 12b-25(c)
has been attached if applicable.  Part III - Narrative State below in reasonable detail  the  reasons  why the  Form  1O-K,  20-F,  11-K,  10-Q,  N- SAR,  or the
transition  report or portion  thereof could not be filed within the  prescribed time period.  [Amended in Release No.  34-26589  (Paragraph  72,435),  effective
April 12, 1989, 54 F.R. 10306.]

         The Form 10-QSB could not be filed within the  prescribed  time because of  additional  time  required by  Registrant's  management  to provide certain information to be included in such Form 10-QSB.

Part IV - Other Information

     (1) Name and  telephone  number  of  person  to  contact  in regard to this notification:

         Alan Rubin                             (954)              321-5991
         ----------------------------------------------------------------------
         (Name)                             (Area Code)       (Telephone Number)

     (2) Have all other periodic  reports  required under Section 13 or 15(d) of the Securities  Exchange Act of 1934 or Section 30 of the Investment Company Act
of 1940  during the  preceding  12 months or for such  shorter  period  that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

                                   [X] Yes                          [ ] No

     (3) Is it anticipated that any significant  change in results of operations from the corresponding  period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                   [ ] Yes                          [X] No

     If so: attach an explanation of the anticipated  change,  both  narratively and  quantitatively,  and, if  appropriate,  state the reasons why a  reasonable estimate of the results cannot be made.

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                         ALEC BRADLEY CIGAR CORPORATION
           ----------------------------------------------------------
                  (Name of Registrant as specified in charter)

has  caused  this  notification  to be signed on its  behalf by the  undersigned thereunto duly authorized.

Date:    May 15, 2002                        By:/s/Alan Rubin
                                             ------------------------------
                                             Alan Rubin, President

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